Capital and Reserves (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of classes of share capital [abstract]
Summary of Shareholding structure of Shareholders of Parent

As of June 30, 2026 issued share capital of the Company was as follows:

	Shares (number)	Share Capital (in thousand Euros)
Class A shares of euro 2.40 nominal value each	23,552,996	56,534
Class B shares of euro 24.00 nominal value each	355,040	8,521
Class C shares of euro 21.60 nominal value each	808,500	17,464
Total	24,716,536	82,519

Summary of authorized share capital

As of June 30, 2026 and December 31, 2025, authorized share capital was as follows:

June 30, 2026	Shares (number)	Nominal (Euros)	Share Capital (in thousand Euros)
Class A Shares	36,525,000	2.40	87,660
Class B Shares	2,011,500	24.00	48,276
Conversion shares	808,500	21.60	17,464
Total	39,345,000		153,400

December 31, 2025	Shares (number)	Nominal (Euros)	Share Capital (in thousand Euros)
Class A Shares	36,525,000	2.40	87,660
Class B Shares	2,011,500	24.00	48,276
Conversion shares	808,500	21.60	17,464
Total	39,345,000		153,400

Summary of Movement of Share Capital And Share premium

During the six months ended June 30, 2026, there were the following share capital and share premium movements:

	Shares (number)	Price per Share (Euros)	Share Capital (In thousand Euros)	Share Premium (In thousand Euros)
At December 31, 2025	17,942,171		66,260	7,443
January 2026: Stock option plan execution (RSU) (Class A shares)	711	2.40	2	4
February 2026: Stock option plan execution (RSU) (Class A shares)	19,221	2.40	46	404
March 2026: Stock option plan execution (ESOP/RSU) (Class A shares)	49,401	2.40	119	300
April 2026: Stock option plan execution (RSU) (Class A shares)	61,635	2.40	149	27
May 2026: Stock option plan execution (RSU) (Class A shares)	39,874	2.40	96	441
June 2026: Capital increase (Private Placement+Bridge loan conversion) (Class A shares)	6,603,523	2.40	15,848	—
At June 30, 2026	24,716,536		82,519	8,619